4. SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	12 to 15
Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	3 to 30